Prospectus Supplement                                           218161 9/04
dated September 14, 2004 to:
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PUTNAM SMALL CAP GROWTH FUND
Prospectuses dated October 30, 2003

The second and third paragraphs and table under the heading "Who manages the fund?" are replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Small and Emerging Growth Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader     Since   Experience
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Richard B. Weed      2004    2000 - Present        Putnam Management
                             Prior to Dec. 2000    State Street Global Advisors
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Portfolio member    Since    Experience
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Anthony E. Sutton   2004     2001 - Present        Putnam Management
                             Prior to July 2001    McDonald-Sutton Asset
                                                   Management LLC
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